Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
18. Related party transactions
As disclosed in Note 12, “
Research and license agreements
”, the Company entered into the MIT License Agreement in December 2016. The patents in-licensed
by the Company from MIT pursuant to the MIT License Agreement claim inventions created by, among others, Dr. Langer, one of the Company’s directors. Accordingly, Dr. Langer has received $11 and $6 from MIT under the MIT Policy during the years ended December 31, 2022 and 2021, respectively.
The Company’s lease for its Woburn, Massachusetts facility, terminated in May 2021 as disclosed in Note 14, “
Leases
”, was with an entity affiliated with one of the Company’s directors and shareholders.